COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) vessel	Dec. 31, 2020 USD ($)	Aug. 29, 2019 large_range_2_tanker	Jun. 30, 2019 suezmax_tanker	Jun. 30, 2019 very_large_crude_carrier	Jun. 30, 2019 USD ($)	Jun. 30, 2019 large_range_2_tanker
Other Commitments [Line Items]
Installments and newbuilding supervision fees paid	$ 26,100,000
Newbuilding installment commitments	$ 225,100,000
Newbuilding installment commitments due in 2019						$ 18,500,000
Newbuilding installment commitments due in 2020						141,300,000
Newbuilding Installment Commitments Due in 2021						$ 65,300,000
Number Of Newbuild Vessels				1	1		2
Number of vessels with BWTS commitments						5
BWTS commitments						$ 1,300,000
Installation Of EGCS On Vessels Owned | Feen Marine Scrubbers Inc. (FMSI)
Other Commitments [Line Items]
Number of vessels in related party transaction | vessel	16
Commitment to related party	$ 12,100,000
Installation Of EGCS On Chartered Vessels
Other Commitments [Line Items]
Commitment to related party	$ 500,000
Number of vessels chartered in	2				2
Subsequent Event
Other Commitments [Line Items]
Number Of Newbuild Vessels | large_range_2_tanker			2
Forecast | Subsequent Event
Other Commitments [Line Items]
Estimated draws on credit facility		$ 42,900,000